Mortgage Servicing Rights (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mortgage Servicing Rights
Schedule of activity in MSRs carried at fair value

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Balance at beginning of period	$18,622	$26,344	$19,798	$25,698
Additions:
Servicing resulting from MSR purchases	4,008	—	4,008	—
Servicing resulting from loan sales	17	62	20	742
Sales	(550)	—	(550)	—
Change in fair value:
Due to changes in valuation inputs or assumptions used in valuation model	1,957	(1,650)	(1,524)	(336)
Other changes in fair value(1)	(984)	(1,307)	1,318	(2,655)

Total change in fair value	973	(2,957)	(206)	(2,991)

Balance at end of period	$23,070	$23,449	$23,070	$23,449

(1)
Represents changes due to realization of cash flows.

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Balance at beginning of year	$25,698	$31,957	$19,024
Additions:
Servicing resulting from loan sales	774	1,696	1,185
Purchases	—	1,352	11,974

Total additions	774	3,048	13,159

Change in fair value:
Due to changes in valuation inputs or assumptions used in valuation model(1)	(1,550)	(5,323)	4,612
Other changes in fair value(2)	(5,124)	(3,984)	(4,838)

Total change in fair value	(6,674)	(9,307)	(226)

Balance at end of year	$19,798	$25,698	$31,957

(1)
2010 change is primarily due to decreased delinquency and lower servicing cost expectations, which were slightly offset by higher expected prepayment speeds. 2011 change is primarily due to higher prepayment expectations due to lower interest rates, slightly offset by improved delinquency and servicing cost expectations. 2012 change is primarily due to higher realized and expected future prepayments as interest rates declined, somewhat offset by improvements in discount rates.

(2)
Represents changes due to realization of cash flows.

Schedule of activity in MSRs carried at amortized cost

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Amortized cost:
Balance at beginning of period	$130,793	$15,853	$92,155	$6,496
Additions:
Servicing resulting from loan sales	52,461	15,022	94,194	24,644
Amortization	(4,251)	(570)	(7,346)	(835)
Application of valuation allowance to write down MSRs with other-than-temporary impairment	—	—	—	—

Balance at end of period	179,003	30,305	179,003	30,305

Valuation allowance for impairment of MSRs:
Balance at beginning of period	(2,423)	(13)	(2,978)	(70)
Reversal (additions)	88	(841)	643	(784)
Application of valuation allowance to write down MSRs with other-than-temporary impairment	—	—	—	—

Balance at end of period	(2,335)	(854)	(2,335)	(854)

MSRs, net	$176,668	$29,451	$176,668	$29,451

Estimated fair value of MSRs at end of period	$194,529	$29,647	$194,529	$29,647

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Amortized cost:
Balance at beginning of year	$6,496	$—	$—
Additions	89,698	6,557	—
Amortization	(4,039)	(61)	—
Application of valuation allowance to write down MSRs with other-than temporary impairment	—	—	—

Amortized cost at year end	92,155	6,496	—

Valuation allowance for impairment of MSRs:
Balance at beginning of year	(70)	—	—
Additions	(2,908)	(70)	—
Application of valuation allowance to write down MSRs with other-than temporary impairment	—	—	—

Balance at year end	(2,978)	(70)	—

MSRs, net	$89,177	$6,426	$—

Estimated Fair Value of MSRs at year end	$91,028	$6,465	$—

Summary of estimate of future amortization of existing MSRs

12-month period ending June 30,	Estimated amortization
(in thousands)
2014	$17,793
2015	16,995
2016	16,254
2017	15,631
2018	14,735
Thereafter	97,595

Total	$179,003

Year ending December 31,	Estimated amortization
(in thousands)
2013	$10,177
2014	9,314
2015	8,531
2016	7,862
2017	7,327
Thereafter	48,944

Total	$92,155

Summary of servicing fees, late fees and ancillary and other fees relating to MSRs recorded on the consolidated statements of income

	Quarter ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
	(in thousands)
Contractual servicing fees	$11,744	$3,600	$20,801	$6,445
Late charges	396	206	809	473
Ancillary and other fees	132	64	234	122

	$12,272	$3,870	$21,844	$7,040

	Year ended December 31,
	2012	2011	2010
	(in thousands)
Contractual servicing fees	$20,468	$11,310	$11,309
Late charges	948	829	722
Ancillary fees	276	136	96

	$21,692	$12,275	$12,127